Fees and Commission Income - Summary of Fees and Commission Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fee and commission income [abstract]
Fee from asset management and insurance distribution	€ 2,097	€ 1,967	€ 2,079
Sales commission	55	21	23
Other fee and commission income	226	174	171
On December 31	2,378	2,163	2,272
Fees on trust and fiduciary activities	€ 253	€ 220	€ 248